BIOLOGICAL ASSETS - Changes (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Changes in balances of biological assets
Balance, beginning of the year	R$ 10,571,499	R$ 4,935,905	R$ 4,935,905
Business combination			4,579,526
Additions	1,401,424		2,849,039
Depletion	(1,433,410)		(1,905,118)
Transfers	678
Gain on fair value adjustment	173,733	R$ 83,453	185,399
Disposal	(39,910)		(23,764)
Other write-offs	(1,290)		(49,488)
Balance, end of the year	R$ 10,672,724		R$ 10,571,499
Effective area of forest from the year of planting	3 years
Minimum
Changes in balances of biological assets
Average cycle of forest formation	6 years
Maximum
Changes in balances of biological assets
Average cycle of forest formation	7 years